ACQUISITION (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 USD ($) installment	Dec. 29, 2018	Dec. 30, 2017 USD ($)
Business Acquisition [Line Items]
Cash paid			$ 2,867
Term of debt		2 years
Rambler on LLC
Business Acquisition [Line Items]
Assets and liabilities acquired	$ 6,000
Cash paid	2,900
Principal amount	$ 3,000
Term of debt	2 years
Interest rate	5.00%
Debt, number of installments | installment	2